UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Asset Management Income Fund, Inc. One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 to June 30, 2012

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
One Madison Avenue
New York, NY 10010

Directors

Steven Rappaport

Chairman of the Board

Enrique R. Arzac

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Roger Machlis

Chief Legal Officer

Thomas M. Sipp

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
One Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2012
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2012 (unaudited)

August 8, 2012

We are pleased to present this Semiannual Report which covers the activities of the Credit Suisse Asset Management Income Fund, Inc. for the six-month period ended June 30, 2012.

Dear Shareholder:

Performance Summary

01/01/12 – 06/30/12

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	7.01%
Total Return (based on market value)[1]	12.12%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	7.03%

Market Review: A period of positive performance

The six-month period ended June 30, 2012, was a positive one for the high yield market, with the BofA Merrill Lynch High Yield Master II Constrained Index (the "Index") returning 7.03% for the period. After experiencing an increase in volatility in the latter part of last year, the positive performance of the high yield market this year was driven largely by positive market sentiment and increased demand for the asset class by retail investors. High yield spreads tightened versus the Treasury market during the period, finishing June at +655 basis points (versus +730 basis points in December 2011). Yields ended the period at 7.38%.

From a quality point of view, CCC-rated securities outperformed, returning 10.6% during the period. BB and B-rated securities also posted positive, albeit more moderate gains, finishing the period with respective returns of 6.5% and 6.4%. Banks, real estate and transportation led the Index, while environmental, utilities, and metals/mining were the biggest detractors from overall performance.

High yield default rates have experienced a slight increase since last year and the trailing 12-month par-weighted default rate, as measured by JPMorgan, rose to 2.16% in June 2012. This compares to a rate of 1.76% six months ago. Despite the increase, the rate still remains well below its historical 25-year average of 4.2%.

The percentage of U.S. high yield securities that are "distressed," defined as those trading at spreads of more than 1,000 basis points over Treasuries, fell from 17.9% six months ago to 13.3% in June. According to JPMorgan, new issue volume for the period was $162.5 billion, surpassing the previous period's volume of $63.5 billion. New issue activity was greatest in the first quarter, with $107.8 billion in new issues.

High-yield mutual funds saw positive flows for five out of six months during the period, reaching total net inflows of approximately $19.8 billion as reported by Lipper FMI. The highest inflows were seen in January, February, and March, with $8.8 billion, $7.1 billion, and $4.7 billion, respectively.

Strategy review and outlook: Cautiously optimistic going forward

For the six-month period ended June 30, 2012, the Fund outperformed its benchmark on a market price basis and on a NAV basis, returned 7.01% vs. the benchmark return of 7.03%. Security selection in the chemicals and energy-exploration & production and theater & entertainment sectors contributed positively to returns. In addition, from a ratings perspective, positioning in B-rated securities also contributed positively to returns. In contrast, an underweight in the banking sector as well as positions in the environmental sector detracted from returns.

Portfolio exposures emphasize B-rated bonds with the best risk-return profiles, while underweighting the more interest-rate sensitive BB-rated component of the Index. The portfolio maintained exposure to shorter duration bonds while avoiding low yielding, longer maturity issues. In addition, with continued market strength, we

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2012 (unaudited)

continue to rotate out of positions that trade tight on a relative value basis. Sector-wise, we have a positive view on the energy, technology and media sectors.

Overall, fundamentals have remained strong so far in 2012, as high yield companies have focused on deleveraging and extending maturities since early 2009 — supporting below-average default expectations for 2012 and 2013. While investors have shown more confidence in the credit markets, as demonstrated by record year-to-date inflows into high yield funds, market flows temporarily reversed course in May. Against this backdrop, though we see continued opportunities within the high yield asset class, we remain cautious given the renewed headline risk.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the Index. An index does not have transaction costs; investors cannot invest directly in an index.

*  Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC ("Credit Suisse") in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**  John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of the Credit Investments Group ("CIG"), with primary responsibility for making investment decisions and monitoring processes for CIG's global investment strategies. Mr. Popp is a Member of the Board of Directors of Credit Suisse Asset Management Securities, Inc. and serves on the Operating Committee of Credit Suisse Asset Management, LLC. Mr. Popp also serves as the Chief Executive Officer of the Credit Suisse Funds, as well as serving as Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2012 (unaudited)

Credit Quality Breakdown*

(% of total investments as of 6/30/12)

S&P Ratings
BBB	1.7%
BB	20.5
B	57.4
CCC	11.8
CC	0.2
D	0.5
NR	5.5
Subtotal	97.6
Equity and Other	2.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Average Annual Returns

June 30, 2012 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	6.49%	16.59%	7.54%	9.22%
Market Value	11.07%	21.68%	9.25%	8.48%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.73%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (88.2%)
Aerospace & Defense (0.6%)
$1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	$1,057,500
Auto Parts & Equipment (4.8%)
750	Affinia Group, Inc., Global Company Guaranteed Notes (Callable 11/30/12 @ 100.00) §	(CCC+, B3)	11/30/14	9.000	760,313
750	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/12 @ 108.06) ‡	(B+, B1)	08/15/16	10.750	814,687
500	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63) ‡	(B, B3)	04/01/17	11.500	522,500
425	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06) §	(BB, Ba2)	03/15/20	8.125	478,125
1,211	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66) ‡€	(BB-, Ba3)	12/15/17	8.875	1,559,807
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31) §	(B-, B3)	03/15/18	10.625	720,563
550	Schaeffler Finance BV, Rule 144A, Senior Secured Notes ‡	(B, B1)	02/15/17	7.750	576,125
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38) ‡§	(B, B1)	02/15/19	8.500	1,072,500
1,300	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 104.75) ‡	(BB-, B2)	10/15/17	9.500	1,340,625
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,011,250
					8,856,495
Building & Construction (0.5%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50) +‡	(NR, NR)	06/30/15	11.000	431,730
500	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes ‡	(CC, B3)	11/01/21	2.000	285,000
157	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	145,863
					862,593
Building Materials (2.5%)
1,525	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa1)	04/01/16	9.500	1,353,437
1,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	987,500
1,905	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ 104.88) ‡	(B+, B3)	04/15/15	9.750	2,000,250
325	Summit Materials Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ 105.25) ‡	(B, B3)	01/31/20	10.500	345,719
					4,686,906
Chemicals (4.3%)
1,100	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ 103.94)	(B, B1)	08/15/18	7.875	1,078,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50) ‡	(B+, B1)	05/15/15	9.000	424,000
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ 101.42) ‡§	(CCC+, Caa1)	02/15/16	8.500	1,199,250
200	Nexeo Solutions Finance Corp., Global Company Guaranteed Notes (Callable 03/01/14 @ 104.19)	(B-, B3)	03/01/18	8.375	195,000
1,330	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13) ‡	(B+, B2)	07/15/17	9.500	1,419,775
1,050	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	1,114,313
800	Reichhold Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/30/12 @ 100.00) ‡	(CCC+, NR)	05/08/17	9.000	588,066
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72) ‡€	(B+, B2)	05/15/16	7.625	819,727
500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31) ‡§	(B-, Caa1)	03/31/20	9.750	516,250
600	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ 106.19)	(NR, B1)	10/01/17	8.250	637,500
					7,991,881
Computer Hardware (0.9%)
1,730	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ 103.94)	(BB-, B3)	11/15/17	7.875	1,669,450
Consumer Products (1.6%)
1,200	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50) §	(B, B3)	10/01/18	9.000	1,332,000
1,025	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	1,127,500
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 104.06) ‡	(B-, B3)	02/01/20	8.125	441,000
					2,900,500
Consumer/Commercial/Lease Financing (1.0%)
450	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69) ‡	(B, B3)	05/15/20	9.375	455,625
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06) ‡	(B, B2)	02/15/19	10.125	327,250
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13) ‡§	(BB, Ba3)	04/15/17	10.250	1,126,063
					1,908,938

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Discount Stores (0.8%)
$1,300	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ 108.25) ‡	(NR, Caa1)	12/15/19	11.000	$1,410,500
Diversified Capital Goods (2.4%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 102.33)	(B+, Ba2)	03/15/17	7.000	258,750
575	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ 104.63)	(B+, Ba2)	06/15/19	9.250	629,625
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ 104.50) §	(B, B3)	02/15/18	9.000	646,875
772	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ 106.00) ‡	(CCC, Caa3)	12/15/15	13.000	607,052
600	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ 104.94) ‡	(BB-, B2)	11/01/19	9.875	648,000
573	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38) §	(B+, B2)	09/01/20	8.750	638,895
851	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ 104.88)	(B, B1)	12/15/17	9.750	940,355
					4,369,552
Electric - Generation (0.5%)
2,200	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56)	(D, Caa3)	11/01/15	10.250	577,500
1,275	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56) §	(D, Caa3)	11/01/15	10.250	312,375
					889,875
Electric - Integrated (0.8%)
1,300	The AES Corp., Rule 144A, Senior Notes ‡§	(BB-, Ba3)	07/01/21	7.375	1,452,750
Electronics (1.3%)
950	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	860,937
781	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06) ‡§	(B, B1)	03/15/18	10.125	857,148
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	795,000
					2,513,085
Energy - Exploration & Production (9.8%)
475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88) §	(B-, B3)	04/01/19	7.750	439,375
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19) §	(B-, B3)	10/15/17	8.375	1,430,750
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ 104.88)	(BB, B1)	03/01/16	9.750	524,281
1,450	Energy Partners, Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	1,439,125
625	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B, B3)	12/15/17	9.250	671,875
350	Everest Acquisition Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44) ‡	(BB-, Ba3)	05/01/19	6.875	366,188
1,400	Everest Acquisition Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/16 @ 104.69) ‡§	(B, B2)	05/01/20	9.375	1,452,500
975	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ 103.75) §	(CCC+, B3)	09/15/18	7.500	848,250
500	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88) ‡	(CCC+, B3)	07/15/20	9.750	493,200
650	Linn Energy Finance Corp., Company Guaranteed Notes (Callable 11/01/15 @ 103.13) ‡	(B, B2)	11/01/19	6.250	637,812
725	Linn Energy Finance Corp., Rule 144A, Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	761,250
2,100	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ 104.94)	(B-, Caa1)	11/15/14	11.875	2,168,250
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	566,500
625	PBF Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13) ‡	(BB+, Ba3)	02/15/20	8.250	626,562
500	Penn Virginia Resource Finance Corp II, Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.19) ‡	(B, B2)	06/01/20	8.375	510,000
1,250	Pioneer Natural Resources Co., Senior Unsecured Notes	(BBB-, Baa3)	01/15/20	7.500	1,548,924
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B, B3)	02/01/17	8.625	714,000
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)	(CCC+, Caa1)	12/15/14	6.750	675,000
525	Swift Energy Co., Company Guaranteed Notes (Callable 07/30/12 @ 103.56) §	(B+, B3)	06/01/17	7.125	531,563
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94) ‡	(BB-, B1)	01/15/19	7.875	1,067,500
650	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B, B3)	06/15/19	8.500	674,375
					18,147,280
Environmental (1.9%)
900	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ 105.50)	(BB-, B3)	07/15/14	11.000	957,375
650	Darling International, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 104.25)	(BB+, Ba3)	12/15/18	8.500	732,875
1,000	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38) §	(B, Caa2)	08/15/18	10.750	840,000
1,000	Heckmann Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ 104.94) ‡	(B-, Caa1)	04/15/18	9.875	952,500
					3,482,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food — Wholesale (0.4%)
$750	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ 105.63) ‡	(B+, B3)	05/15/15	11.250	$791,250
Forestry & Paper (0.6%)
725	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ 100.00)	(B+, B1)	04/01/15	7.750	735,875
1,000	Stone & Webster, Inc. *	(NR, NR)	07/02/13	0.000	22,500
850	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)	(CCC+, B3)	02/01/19	8.750	340,000
					1,098,375
Gaming (5.6%)
925	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50) ‡	(B, Caa1)	05/15/18	9.000	929,625
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00) ø‡	(NR, NR)	12/15/14	9.375	282,875
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ 102.42) ‡	(B, Caa1)	11/15/19	7.250	509,713
903	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88) ‡	(NR, Caa2)	05/30/20	9.750	722,400
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 07/30/12 @ 102.56) ø‡	(NR, NR)	06/15/15	10.250	703
1,250	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ 100.00) ‡	(BB-, B2)	02/15/15	7.250	1,273,437
1,300	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	1,426,750
1,500	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 07/30/12 @ 100.00)	(B-, Caa1)	06/15/14	9.750	1,496,250
210	Majestic Star Casino LLC, Rule 144A, Senior Notes ‡	(NR, NR)	12/01/16	12.500	183,385
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ 105.38)	(B, Caa1)	08/15/17	10.750	973,250
800	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ 104.19)	(BB, Ba3)	08/15/15	8.375	846,000
500	Rivers Pittsburgh Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 104.75) ‡	(B, B3)	06/15/19	9.500	520,625
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00) ø^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 101.60) ‡	(B+, B3)	11/15/15	9.000	1,151,500
					10,316,557
Gas Distribution (2.1%)
1,250	Energy Transfer Equity LP, Company Guaranteed Notes §	(BB, Ba2)	10/15/20	7.500	1,378,125
700	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94) §	(B, B2)	12/15/18	7.875	721,000
600	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 103.94) ‡	(NR, B2)	12/15/18	7.875	618,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25) ‡	(BB-, B1)	03/01/20	6.500	505,000
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ 104.13)	(BB, Ba3)	07/01/16	8.250	679,250
					3,901,375
Health Facilities (2.1%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ 102.47)	(B, Caa1)	11/01/15	9.875	477,750
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	628,500
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	393,750
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00) §	(B, B2)	06/15/16	8.000	1,175,000
400	USPI Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ 106.75) ‡	(CCC+, Caa1)	04/01/20	9.000	426,000
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ 105.13) #	(B-, Caa1)	07/15/15	10.250	710,593
					3,811,593
Health Services (1.6%)
350	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41) ‡€	(B, Caa1)	08/01/19	9.875	479,701
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00) ‡	(CCC, Caa2)	08/15/18	10.000	344,000
550	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	633,875
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00) ‡	(B, B2)	03/15/18	8.000	1,328,125
175	Universal Hospital Services, Inc., Global Secured Notes (Callable 07/30/12 @ 102.13) #	(B+, B3)	06/01/15	8.500	179,266
					2,964,967
Insurance Brokerage (1.2%)
1,250	Alliant Holdings I, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/30/12 @ 105.50) ‡	(CCC, Caa2)	05/01/15	11.000	1,303,125
850	HUB International Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/30/12 @ 102.56) ‡	(CCC+, Caa2)	06/15/15	10.250	870,188
					2,173,313

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Leisure (1.2%)
$1,000	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B2)	08/01/18	9.125	$1,115,000
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44) ‡	(B-, B2)	04/15/17	8.875	1,050,000
					2,165,000
Machinery (1.5%)
1,400	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	1,491,000
900	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38) ‡	(B, B2)	05/01/16	8.750	947,250
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ 104.00) §	(B, Caa1)	11/15/17	8.000	260,625
					2,698,875
Media - Broadcast (1.2%)
1,725	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44) §	(B, B3)	04/15/17	8.875	1,830,656
350	Townsquare Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ 106.75) ‡	(B, B3)	04/01/19	9.000	366,625
					2,197,281
Media - Cable (3.2%)
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	160,500
600	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/20	8.000	651,000
398	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ 106.75)	(B, B2)	11/30/16	13.500	444,551
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06) §	(BB-, B1)	04/30/20	8.125	1,624,000
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 106.47) ‡	(B-, B3)	11/15/17	8.625	974,250
1,050	CSC Holdings LLC, Global Senior Unsecured Notes §	(BB, Ba3)	02/15/19	8.625	1,218,000
500	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56) ‡	(B-, Caa1)	04/01/20	9.125	520,000
350	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75) ‡	(BB-, Ba3)	03/15/19	7.500	365,651
					5,957,952
Media - Diversified (1.0%)
1,050	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63) ‡	(B+, Ba3)	02/01/20	7.250	1,071,000
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ 101.29) §	(B+, B1)	03/15/16	7.750	798,250
					1,869,250
Media - Services (0.9%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94) §	(B, B1)	12/15/17	9.250	218,500
800	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94)	(B, B1)	12/15/17	9.250	876,000
366	SGS International, Inc., Global Company Guaranteed Notes	(B, B2)	12/15/13	12.000	367,830
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ 104.75)	(BB-, Ba2)	06/15/16	9.500	273,750
					1,736,080
Metals & Mining - Excluding Steel (4.8%)
500	Arch Coal, Inc., Global Company Guaranteed Notes (Callable 06/15/16 @ 103.63) §	(B-, B3)	06/15/21	7.250	421,250
1,075	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44) ‡	(BB, B1)	05/01/18	6.875	1,064,250
400	FMG Resources August 2006 Pty Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.13) ‡	(BB-, Ba3)	11/01/19	8.250	426,000
750	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75) ‡	(B, B3)	06/01/19	9.500	755,625
1,000	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.13) ‡	(BB-, Ba3)	06/01/20	8.250	1,025,000
750	Molycorp, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 105.00) ‡§	(B, B2)	06/01/20	10.000	746,250
1,338	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes #	(B-, B3)	05/15/15	4.730	1,284,804
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 100.00) ø	(NR, NR)	12/15/14	9.000	18
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 103.33) ø	(NR, NR)	12/15/16	10.000	67
1,000	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88) ‡	(BB-, B1)	06/15/19	7.750	1,050,000
1,450	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,392,000
1,200	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63) ‡§	(CCC, Caa3)	05/15/19	9.250	798,000
					8,963,264

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Field Equipment & Services (3.2%)
$1,400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ 106.13) §	(B, Caa3)	01/15/15	12.250	$1,400,000
1,125	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56) ‡	(BB-, Ba3)	11/15/18	8.125	1,139,062
420	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ 102.36) ‡	(B, B3)	01/15/16	9.500	440,475
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ 104.00)	(BB-, Ba3)	09/01/17	8.000	269,688
225	Offshore Group Investments Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ 108.63) ‡	(B-, B3)	08/01/15	11.500	245,250
775	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ 108.63)	(B-, B3)	08/01/15	11.500	844,750
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	425,000
1,060	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, NR)	03/15/18	9.875	1,118,300
					5,882,525
Oil Refining & Marketing (1.3%)
1,325	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16) ‡§	(B+, B1)	04/01/17	10.875	1,484,000
90	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 07/30/12 @ 106.75) ‡	(BB, Ba2)	04/01/15	9.000	96,300
825	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 12/01/13 @ 107.88)	(BB-, B1)	12/01/17	10.500	886,875
					2,467,175
Packaging (2.3%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63) ‡€	(B-, B3)	10/15/20	9.250	384,998
500	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69) ‡€	(BB-, Ba3)	10/15/17	7.375	669,424
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ 104.13)	(B, B1)	11/15/15	8.250	400,312
475	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	524,875
850	Clondalkin Acquisition BV, Rule 144A, Secured Notes #‡	(B, B2)	12/15/13	2.468	760,750
350	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ 104.50) ‡§	(B-, Caa1)	04/15/19	9.000	350,875
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ 103.88) ‡	(BB-, Ba3)	10/15/16	7.750	528,750
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.56) ‡	(BB-, Ba3)	04/15/19	7.125	315,750
250	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ 104.19) ‡	(BB, B1)	09/15/21	8.375	283,750
					4,219,484
Pharmaceuticals (0.7%)
34	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	34,207
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	1,212,187
					1,246,394
Printing & Publishing (0.3%)
683	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00) #	(CCC, B3)	02/15/17	9.500	536,155
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes #‡	(NR, NR)	08/15/13	4.000	1,025,000
Real Estate Investment Trusts (0.9%)
1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63) §	(B+, Ba3)	04/15/19	7.250	1,711,250
Restaurants (1.4%)
1,100	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ 105.69) §	(B-, B2)	07/15/18	11.375	1,262,250
1,000	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ 105.63) ‡	(B, B3)	04/01/17	11.250	931,250
500	Ruby Tuesday, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 103.81) ‡§	(B-, B3)	05/15/20	7.625	448,750
					2,642,250
Software/Services (2.9%)
950	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	973,750
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69) ‡	(B+, B1)	06/15/19	7.375	1,153,125
625	Lawson Software, Inc., Rule 144A, Senior Notes (Callable 04/01/15 @ 107.50) ‡€	(B-, Caa1)	04/01/19	10.000	816,951
1,250	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 101.73)	(CCC+, Caa1)	03/15/16	10.375	1,284,375
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	451,000
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	646,500
					5,325,701

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Specialty Retail (1.8%)
$800	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	$791,000
750	Claire's Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75) ‡	(B, B3)	03/15/19	9.000	762,187
350	NESCO Holding Corp., Rule 144A, Secured Notes (Callable 04/15/14 @ 110.00) ‡§	(B-, Caa1)	04/15/17	11.750	360,500
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25) ‡€	(B+, B1)	04/15/18	7.500	942,270
500	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	548,750
					3,404,707
Steel Producers/Products (1.5%)
600	AM Castle & Co., Rule 144A, Senior Secured Notes (Callable 12/15/14 @ 106.38) ‡	(B+, B3)	12/15/16	12.750	645,000
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19) ‡	(B, B3)	03/15/18	8.250	548,625
550	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ 103.00)	(CCC+, Caa1)	11/01/15	12.000	555,500
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 109.00) ‡	(B, B3)	08/15/16	12.000	956,250
					2,705,375
Support-Services (3.7%)
750	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ 106.84) ‡	(CCC+, B3)	11/01/18	9.125	735,000
1,100	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 103.63) ‡	(B+, Ba3)	06/01/21	7.250	1,133,000
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ 105.50) ‡	(CCC+, Caa1)	12/31/19	11.000	562,500
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88) ‡	(B, B2)	03/15/17	9.750	827,312
1,100	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 07/30/12 @ 102.79)	(BB-, B3)	07/15/16	8.375	1,139,875
325	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	337,188
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ 103.88)	(B+, B1)	10/15/17	7.750	483,750
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ 105.44)	(B, B3)	06/15/16	10.875	310,406
1,200	UR Financing Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/16 @ 103.69) ‡	(B, B3)	05/15/20	7.375	1,257,000
					6,786,031
Telecom - Integrated/Services (1.2%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes #^ø‡	(NR, NR)	01/15/15	6.039	0
600	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	633,000
750	Intelsat Jackson Holdings SA, Global ompany Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	796,875
700	Zayo Escrow Corp., Rule 144A, Senior Secured Notes (Callable 07/01/15 @ 104.06) ‡§	(B, B1)	01/01/20	8.125	735,000
					2,164,875
Telecom - Wireless (0.5%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 08/09/12 @ 105.81)	(B+, Ba2)	05/15/16	7.750	213,250
200	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ 104.31)	(CCC, Caa1)	10/01/16	8.625	197,500
250	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ 105.88) ‡	(BB-, B3)	07/15/17	11.750	203,125
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ 105.88) ‡€	(BB-, B3)	07/15/17	11.750	357,555
					971,430
Telecommunications Equipment (1.1%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50) ‡§	(B, B1)	04/01/19	7.000	652,750
950	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75) ‡	(BB-, B1)	12/01/16	9.500	978,500
400	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00) ‡§	(B-, B3)	05/15/17	6.000	409,000
					2,040,250
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes ø‡€	(NR, NR)	11/15/12	9.875	2,379
Theaters & Entertainment (2.4%)
857	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88) §	(CCC+, Caa1)	12/01/20	9.750	929,845
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ 104.38) §	(B-, B2)	06/01/19	8.750	727,312
400	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	426,000
1,600	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56) §	(B-, B3)	08/15/18	9.125	1,768,000
550	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00) #‡	(CCC, NR)	06/15/13	12.500	520,438
					4,371,595

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Tobacco (0.6%)
$1,150	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/12 @ 103.67) §	(NR, B1)	08/15/15	11.000	$1,201,750
Transportation - Excluding Air/Rail (0.8%)
400	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, B3)	02/15/19	8.125	344,000
1,250	Ship Finance International, Ltd., Global Company Guaranteed Notes §	(B+, B3)	12/15/13	8.500	1,243,750
					1,587,750
TOTAL CORPORATE BONDS (Cost $164,270,267)					163,137,263
ASSET BACKED SECURITIES (0.9%)
Collateralized Loan Obligations (0.9%)
1,000	Commercial Industrial Finance Corp., Rule 144A #‡	(BBB, NR)	01/19/23	3.893	801,806
1,000	Gale Force CLO, Ltd., Rule 144A #‡	(BBB+, Baa2)	11/15/17	2.317	788,882
TOTAL ASSET BACKED SECURITIES (Cost $1,556,417)					1,590,688
BANK LOANS (7.6%)
Aerospace & Defense (0.4%)
579	London Acquisition Holdings B.V. #€	(B, B1)	05/12/14	13.000	676,136
Banking (0.2%)
422	Ocwen Financial Corp. #	(B, B1)	09/01/16	7.000	424,964
Gaming (0.4%)
1,000	CKX Entertainment, Inc. #	(B+, B1)	06/21/17	9.000	807,500
Health Services (0.5%)
987	Onex Carestream Finance LP #	(BB-, B1)	02/25/17	5.000	945,974
lnvestments & Misc. Financial Services (0.7%)
1,250	BNY Convergex Group LLC #	(B-, B2)	12/18/17	8.750	1,211,463
Leisure (1.1%)
1,000	Legendary Pictures Funding LLC #	(NR, NR)	03/29/18	9.000	960,000
379	Technicolor SA #	(B-, NR)	03/31/16	9.596	348,857
871	Technicolor SA #	(B-, NR)	05/26/17	9.596	800,249
					2,109,106
Media - Diversified (0.4%)
555	Flint Group Holdings Sarl #	(B-, B2)	12/31/16	7.285	402,556
430	Flint Group Holdings Sarl #	(B-, B2)	06/30/16	7.285	348,005
					750,561
Oil Field Equipment & Services (0.3%)
640	Amtrol, Inc. #	(NR, NR)	12/05/14	4.895	598,212
Packaging (0.3%)
440	Hilex Poly Co. LLC #	(B+, B3)	11/19/15	11.250	448,645
Printing & Publishing (0.2%)
1,207	Yell Group PLC #	(B-, B2)	07/31/14	3.995	348,681

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Real Estate Investment Trusts (2.0%)
$768	iStar Financial, Inc. #	(BB-, B1)	06/28/13	5.000	$767,705
1,000	iStar Financial, Inc. #	(BB-, B2)	06/30/14	7.000	1,000,535
2,000	Spirit Finance Corp. #	(CCC+, Ca)	08/01/13	3.782	1,943,340
					3,711,580
Software/Services (1.1%)
1,000	SafeNet, Inc. #	(B-, Caa1)	04/12/15	6.245	987,500
1,000	Flexera Software LLC #	(CCC+, Caa2)	09/30/18	11.000	1,005,000
					1,992,500
TOTAL BANK LOANS (Cost $14,180,040)					14,025,322
Number of Shares
COMMON STOCKS (0.2%)
Automotive (0.0%)
1,219	Safelite Realty Corp. *^				0
Building & Construction (0.1%)
92,791	William Lyon Homes, Inc. *				74,233
Building Materials (0.0%)
372	Dayton Superior Corp. *^				0
328	Nortek, Inc. *§				16,413
					16,413
Chemicals (0.0%)
4,893	Huntsman Corp.				63,315
Forestry & Paper (0.1%)
7,000	Resolute Forest Products *§				81,060
Gaming (0.0%)
36,250	Majestic Holdco LLC *				49,844
1,500	Progressive Gaming International Corp. *				0
					49,844
Printing & Publishing (0.0%)
888	SuperMedia, Inc. *				2,220
TOTAL COMMON STOCKS (Cost $1,594,282)					287,085
PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp. (Cost $156,000) *^				0
WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14 *§				2,635
Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 *^‡				75,883
Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 *				0
TOTAL WARRANTS (Cost $864)					78,518

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2012 (unaudited)

Number of Shares				Value
SHORT-TERM INVESTMENTS (20.0%)
33,055,813	State Street Navigator Prime Portfolio, 0.26% §§			$33,055,813
Par (000)		Maturity	Rate%
$3,983	State Street Bank and Trust Co. Euro Time Deposit	07/02/12	0.010	3,983,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,038,813)				37,038,813
TOTAL INVESTMENTS AT VALUE (116.9%) (Cost $218,796,683)				216,157,689
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.9%)				(31,269,036)
NET ASSETS (100.0%)				$184,888,653

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $76,110,843 or 41.2% of net assets.

€  This security is denominated in Euro.

+  Step Bond - The interest rate is as of June 30, 2012 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations - The interest rate is the rate as of June 30, 2012.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $33,055,813 (Cost $218,796,683) (Note 2)	$216,157,689 [1]
Cash	318
Foreign currency at value (cost $303,787)	303,930
Dividend and interest receivable	3,594,202
Receivable for investments sold	1,462,617
Unrealized appreciation on forward currency contracts (Note 2)	319,024
Prepaid expenses and other assets	20,934
Total Assets	221,858,714
Liabilities
Advisory fee payable (Note 3)	229,800
Administrative services fee payable (Note 3)	16,510
Payable upon return of securities loaned (Note 2)	33,055,813
Payable for investments purchased	3,596,183
Directors' fee payable	42,478
Other accrued expenses payable	29,277
Total Liabilities	36,970,061
Net Assets
Applicable to 50,090,690 shares outstanding	$184,888,653
Net Assets
Capital stock, $.001 par value (Note 6)	$50,091
Paid-in capital (Note 6)	238,615,569
Accumulated net investment loss	(821,595)
Accumulated net realized loss on investments and foreign currency transactions	(50,633,873)
Net unrealized depreciation from investments and foreign currency translations	(2,321,539)
Net Assets	$184,888,653
Net Asset Value Per Share ($184,888,653 / 50,090,690)	$3.69
Market Price Per Share	$3.92

1  Including $32,541,675 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$8,247,268
Dividends	8,581
Securities lending	62,062
Total investment income	8,317,911
Expenses
Investment advisory fees (Note 3)	458,137
Administrative services fees (Note 3)	29,882
Directors' fees (Note 3)	58,256
Printing fees (Note 3)	35,772
Audit and tax fees	25,335
Transfer agent fees	25,030
Legal fees	12,929
Insurance expense	10,595
Custodian fees	8,622
Commitment fees (Note 4)	367
Miscellaneous expense	2,763
Total expenses	667,688
Net investment income	7,650,223
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	964,685
Net realized gain from foreign currency transactions	370,784
Net change in unrealized appreciation (depreciation) from investments	3,853,814
Net change in unrealized appreciation (depreciation) from foreign currency translations	(161,887)
Net realized and unrealized gain from investments and foreign currency related items	5,027,396
Net increase in net assets resulting from operations	$12,677,619

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
From Operations
Net investment income	$7,650,223	$15,015,152
Net realized gain from investments and foreign currency transactions	1,335,469	4,064,427
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	3,691,927	(9,667,058)
Net increase in net assets resulting from operations	12,677,619	9,412,521
From Dividends
Dividends from net investment income	(7,960,384)	(14,575,040)
From Capital Share Transactions (Note 6)
Issuance of 0 shares and 13,568 shares, respectively, through the directors compensation plan (Note 3)	—	50,029
Reinvestment of dividends	160,360	181,039
Net increase in net assets from capital share transactions	160,360	231,068
Net increase (decrease) in net assets	4,877,595	(4,931,451)
Net Assets
Beginning of period	180,011,058	184,942,509
End of period	$184,888,653	$180,011,058
Accumulated net investment loss	$(821,595)	$(511,434)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

For the Six Months Ended 6/30/12
Per share operating performance	(unaudited)
Net asset value, beginning of period	$3.60
INVESTMENT OPERATIONS
Net investment income	0.15
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	0.10
Total from investment activities	0.25
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Distributions from return of capital	—
Total dividends and distributions	(0.16)
Net asset value, end of period	$3.69
Per share market value, end of period	$3.92
TOTAL INVESTMENT RETURN[2]
Net asset value	7.01%
Market value	12.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$184,889
Ratio of expenses to average net assets	0.73%[3]
Ratio of net investment income to average net assets	8.35%[3]
Portfolio turnover rate	32.0%

1  This amount represents less than $(0.01) per share.

2  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV.

3  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Net asset value, beginning of period	$3.70	$3.56	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74
INVESTMENT OPERATIONS
Net investment income	0.30	0.32	0.31	0.35	0.36	0.36	0.36	0.35	0.37	0.42
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	(0.11)	0.17	1.07	(1.46)	(0.31)	0.14	(0.28)	0.22	0.58	(0.55)
Total from investment activities	0.19	0.49	1.38	(1.11)	0.05	0.50	0.08	0.57	0.95	(0.13)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.35)	(0.30)	(0.43)	(0.33)	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)
Distributions from return of capital	—	—	(0.04)	—	—	—	(0.00)[1]	(0.02)	(0.02)	(0.08)
Total dividends and distributions	(0.29)	(0.35)	(0.34)	(0.43)	(0.33)	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)
Net asset value, end of period	$3.60	$3.70	$3.56	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91
Per share market value, end of period	$3.65	$3.56	$3.36	$2.30	$3.58	$4.38	$3.67	$4.45	$4.50	$3.88
TOTAL INVESTMENT RETURN[2]
Net asset value	5.35%	14.71%	58.07%	(27.78)%	1.59%	12.73%	1.74%	13.55%	24.59%	(5.26)%
Market value	11.02%	16.94%	63.46%	(25.25)%	(11.32)%	31.44%	(9.76)%	8.60%	28.11%	(10.52)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$180,011	$184,943	$177,654	$125,688	$202,914	$216,318	$211,536	$227,374	$219,864	$195,089
Ratio of expenses to average net assets	0.73%	0.76%	0.73%	0.73%	0.78%	0.74%	0.82%	0.78%	0.78%	0.79%
Ratio of net investment income to average net assets	8.09%	8.76%	10.14%	9.96%	8.75%	8.32%	8.20%	8.08%	8.83%	9.93%
Portfolio turnover rate	57.0%	86.0%	54.0%	32.1%	49.7%	58.0%	61.5%	57.8%	77.8%	61.1%

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At June 30, 2012, the Fund held 0.04% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,084,299 and fair value of $75,927. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2012 (unaudited)

information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$163,137,219	$44	$163,137,263
Asset Backed Securities	—	1,590,688	—	1,590,688
Bank Loans	—	14,025,322	—	14,025,322
Common Stocks	237,241	49,844	—	287,085
Preferred Stock	—	—	—	—
Warrants	2,635	—	75,883	78,518
Short-Term Investments	33,055,813	3,983,000	—	37,038,813
Other Financial Instruments *
Forward Foreign Currency Contract	—	319,024	—	319,024
	$33,295,689	$183,105,097	$75,927	$216,476,713

*  Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of June 30, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments
Balance as of December 31, 2011	$80,218
Accrued discounts/premiums	—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(4,291)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of June 30, 2012	$75,927
Net change in unrealized Appreication/(Depreciation) from investments still held as of June 30, 2012	$(4,291)

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2012 (unaudited)

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended June 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of June 30, 2012

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
	Net Assets –			Liabilities –
Forward Foreign	Unrealized			Unrealized
Currency Contracts	Appreciation	$319,024	*	Depreciation	$—

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$397,030
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(165,425)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 4.8% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2012 (unaudited)

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2012 (unaudited)

financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	8,765,698	EUR	6,650,000	7/20/12	Morgan Stanley	$(8,765,698)	$(8,440,313)	$325,385
EUR	770,000	USD	983,660	7/20/12	Morgan Stanley	983,660	977,299	(6,361)
								$319,024

Currency Abbreviations:

EUR — Euro

USD — United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $76,681, of which $4,889 was rebated to borrowers (brokers). The Fund retained $62,062 in income from the cash collateral investment, and SSB, as lending agent, was paid $9,730. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2012, investment advisory fees earned were $458,137.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2012 (unaudited)

SSB serves as accounting and administrative agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2012, administrative services fees earned by SSB (including out-of-pocket expenses) were $29,882.

The Independent Directors have the option to elect 50% or 100% of their annual retainer in shares of the Fund. Directors as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2012, Merrill was paid $20,195 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2012, and during the six months ended June 30, 2012, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) were $59,398,300 and $57,674,834, respectively.

At June 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $218,796,683, $8,065,655, $(10,704,649) and $(2,638,994), respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Shares issued through the directors compensation plan	—	13,568
Shares issued through reinvestment of dividends	43,550	49,853
Net increase	43,550	63,421

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 10, 2012, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1) To re-elect one Director to the Board of Directors of the Fund:

Name of Director	For	Withheld
Lawrence J. Fox	38,610,026	1,659,840

In addition to the Director elected at the meeting, Steven Rappaport, Enrique R. Arzac, Terry Fires Bovarnick and James Cattano continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us/funds

• On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)
Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Floating Rate High Income Fund

Credit Suisse Liquid Alternative Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends, capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse Asset Management Income Fund, Inc.
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0612

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 9, 2012.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 4, 2012

/s/Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	September 4, 2012